PSF INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 97.8%
Argentina — 2.1%
MercadoLibre, Inc.*	1,466	$2,158,157
Australia — 1.1%
Aristocrat Leisure Ltd.	22,720	595,114
CSL Ltd.	2,456	495,825
		1,090,939
Austria — 0.5%
BAWAG Group AG, 144A*	10,436	542,492
Belgium — 0.3%
KBC Group NV*	3,628	264,167
Canada — 2.2%
Canadian National Railway Co.	7,129	827,320
Shopify, Inc. (Class A Stock)*	1,290	1,427,385
		2,254,705
China — 6.0%
Alibaba Group Holding Ltd.*	30,916	871,485
Bilibili, Inc., ADR*(a)	4,240	453,934
Meituan (Class B Stock), 144A*	20,397	795,591
NetEase, Inc.	31,225	641,161
TAL Education Group, ADR*	9,186	494,666
Tencent Holdings Ltd.	21,586	1,716,632
Wuxi Biologics Cayman, Inc., 144A*	93,652	1,183,143
		6,156,612
Denmark — 2.1%
Chr Hansen Holding A/S*	1,353	122,963
Coloplast A/S (Class B Stock)	3,354	504,824
DSV Panalpina A/S	2,402	471,936
Novo Nordisk A/S (Class B Stock)	8,053	542,371
Orsted A/S, 144A	2,836	459,279
		2,101,373
Finland — 0.8%
Neste OYJ	8,856	469,995
Nordea Bank Abp	36,041	355,197
		825,192
France — 13.0%
Air Liquide SA	1,525	249,379
Airbus SE*	8,594	974,636
Arkema SA	1,317	159,615
Dassault Systemes SE	3,734	799,663
Hermes International	487	539,663
Kering SA	1,568	1,083,444
L’Oreal SA	4,401	1,689,129
LVMH Moet Hennessy Louis Vuitton SE	3,949	2,635,462
Pernod Ricard SA	6,831	1,279,950
Remy Cointreau SA	2,614	482,698
Safran SA*	6,465	880,864
Sartorius Stedim Biotech	1,056	435,783
Schneider Electric SE	4,064	620,983
Teleperformance	2,694	984,245
	Shares	Value
Common Stocks (continued)
France (cont’d.)
TOTAL SE	9,062	$422,775
		13,238,289
Germany — 4.6%
adidas AG*	1,708	533,650
Brenntag SE	6,395	546,724
Deutsche Boerse AG	1,475	245,435
Gerresheimer AG	6,748	670,976
Hypoport SE*	344	182,566
Infineon Technologies AG	20,252	863,747
Rational AG	528	410,274
SAP SE	719	88,254
SAP SE, ADR(a)	4,750	583,252
Scout24 AG, 144A	4,612	350,740
TeamViewer AG, 144A*	4,930	211,140
		4,686,758
Hong Kong — 3.1%
AIA Group Ltd.	99,200	1,216,394
Techtronic Industries Co. Ltd.	114,474	1,964,231
		3,180,625
India — 2.0%
HDFC Bank Ltd., ADR*	9,372	728,111
Infosys Ltd., ADR(a)	29,648	555,010
Reliance Industries Ltd., 144A, GDR	14,059	778,214
		2,061,335
Ireland — 3.3%
AerCap Holdings NV*	5,429	318,899
CRH PLC	19,066	891,378
Kerry Group PLC (Class A Stock)	5,046	632,553
Kingspan Group PLC	7,077	597,702
Ryanair Holdings PLC, ADR*	3,634	417,910
Smurfit Kappa Group PLC	9,678	458,138
		3,316,580
Israel — 2.6%
Check Point Software Technologies Ltd.*(a)	5,436	608,669
Nice Ltd., ADR*(a)	3,854	840,056
Wix.com Ltd.*	4,187	1,169,094
		2,617,819
Italy — 1.9%
Brunello Cucinelli SpA*(a)	14,240	613,480
Ferrari NV	4,884	1,021,371
Nexi SpA, 144A*	19,812	346,596
		1,981,447
Japan — 9.6%
Asahi Intecc Co. Ltd.	7,400	204,291
Bridgestone Corp.	12,100	490,933
Daikin Industries Ltd.	5,100	1,032,544
Fujitsu Ltd.	1,200	173,970
GMO Payment Gateway, Inc.	4,372	583,392
Hoya Corp.	8,900	1,048,580
A1

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kao Corp.	3,400	$224,787
Keyence Corp.	3,111	1,418,458
M3, Inc.	2,900	199,122
Menicon Co. Ltd.	8,693	514,180
Nihon M&A Center, Inc.	12,200	330,820
Otsuka Corp.	7,700	360,639
Sanwa Holdings Corp.	33,600	442,582
SCSK Corp.	6,000	356,589
Shionogi & Co. Ltd.	4,900	264,249
Shiseido Co. Ltd.	5,300	356,373
SMC Corp.	1,000	582,265
Terumo Corp.	9,600	348,037
Tokio Marine Holdings, Inc.	7,400	352,522
Toyota Motor Corp.	6,700	523,454
		9,807,787
Netherlands — 7.6%
Adyen NV, 144A*	1,217	2,719,743
Argenx SE, ADR*	1,702	468,714
ASML Holding NV	3,760	2,314,393
Heineken NV	6,446	662,636
Koninklijke DSM NV	1,009	171,038
Koninklijke Philips NV*	10,636	607,381
NXP Semiconductors NV	3,875	780,193
		7,724,098
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	12,415	278,914
Norway — 0.3%
TOMRA Systems ASA	7,062	306,487
Singapore — 0.4%
DBS Group Holdings Ltd.	21,500	462,159
Spain — 0.7%
Amadeus IT Group SA*	9,963	706,438
Sweden — 2.7%
Assa Abloy AB (Class B Stock)	22,283	641,141
Atlas Copco AB (Class A Stock)	13,041	794,653
Autoliv, Inc.*(a)	1,635	151,728
Hexagon AB (Class B Stock)	8,189	756,351
Nibe Industrier AB (Class B Stock)	12,109	375,771
		2,719,644
Switzerland — 9.4%
Alcon, Inc.*	5,579	390,521
Givaudan SA	197	761,151
Julius Baer Group Ltd.	6,734	430,463
Lonza Group AG	2,014	1,128,941
Novartis AG	6,734	575,264
Partners Group Holding AG	739	944,638
Roche Holding AG	2,805	906,493
SGS SA	130	369,889
SIG Combibloc Group AG*	27,121	628,439
Sika AG	1,955	559,259
Sonova Holding AG*	2,166	573,755
Straumann Holding AG	1,111	1,387,054
Temenos AG	2,992	431,751
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
UBS Group AG	30,149	$467,907
		9,555,525
Taiwan — 4.0%
Sea Ltd., ADR*(a)	8,300	1,852,809
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,020,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,271	1,214,854
		4,087,887
United Kingdom — 13.1%
Abcam PLC*	30,531	592,190
Ashtead Group PLC	15,984	950,136
Barratt Developments PLC*	28,126	289,932
Bunzl PLC	28,640	918,962
Compass Group PLC*	21,610	437,111
DCC PLC	9,280	806,550
Diageo PLC	20,947	863,024
Electrocomponents PLC	32,102	441,211
Experian PLC	16,489	568,744
Farfetch Ltd. (Class A Stock)*(a)	12,515	663,545
Fevertree Drinks PLC	10,468	309,732
Halma PLC	10,048	329,793
London Stock Exchange Group PLC	10,032	958,815
Prudential PLC	28,906	617,425
Reckitt Benckiser Group PLC	7,496	672,766
RELX PLC	26,876	672,727
Rentokil Initial PLC*	53,279	355,579
Rightmove PLC*	28,603	228,950
Segro PLC, REIT	35,909	464,295
Smith & Nephew PLC	16,527	312,332
Spirax-Sarco Engineering PLC	2,421	380,107
St. James’s Place PLC	16,906	295,605
Trainline PLC, 144A*	57,873	364,866
Unilever PLC	8,987	501,601
Weir Group PLC (The)*	13,397	326,762
		13,322,760
United States — 4.1%
Aon PLC (Class A Stock)(a)	2,757	634,413
Atlassian Corp. PLC (Class A Stock)*	5,395	1,137,050
Ferguson PLC	6,207	740,749
Lululemon Athletica, Inc.*	2,290	702,366
QIAGEN NV*(a)	5,281	257,132
Spotify Technology SA*	2,693	721,590
		4,193,300

Total Common Stocks (cost $61,715,798)		99,641,489
Preferred Stock — 1.3%
Germany
Sartorius AG (PRFC)	2,641	1,319,182
(cost $262,271)

Total Long-Term Investments (cost $61,978,069)		100,960,671

A2

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Short-Term Investments — 7.1%
Affiliated Mutual Funds — 6.6%
PGIM Core Ultra Short Bond Fund(wa)	460,948	$460,948
PGIM Institutional Money Market Fund (cost $6,318,220; includes $6,317,624 of cash collateral for securities on loan)(b)(wa)	6,326,087	6,322,924

Total Affiliated Mutual Funds (cost $6,779,168)		6,783,872
Unaffiliated Fund — 0.5%
BlackRock Liquidity FedFund, (Institutional Shares)	475,281	475,281
(cost $475,281)

Total Short-Term Investments (cost $7,254,449)		7,259,153

TOTAL INVESTMENTS—106.2% (cost $69,232,518)		108,219,824

Liabilities in excess of other assets — (6.2)%		(6,357,766)

Net Assets — 100.0%		$101,862,058

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,264,347; cash collateral of $6,317,624 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3